Share Capital (Details) - Schedule of Incentive Stock Options Outstanding - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 30, 2021
Share Capital (Details) - Schedule of Incentive Stock Options Outstanding [Line Items]
Options Outstanding	28,990	14,238	8,091
Exercise Price	$ 165.38	$ 594.08	$ 1,017.6
Weighted Average Remaining Life	3 years 8 months 8 days
April 2, 2024 [Member]
Share Capital (Details) - Schedule of Incentive Stock Options Outstanding [Line Items]
Options Outstanding	432
Exercise Price	$ 604.8
Weighted Average Remaining Life	3 months
June 27, 2024 [Member]
Share Capital (Details) - Schedule of Incentive Stock Options Outstanding [Line Items]
Options Outstanding	26
Exercise Price	$ 614.4
Weighted Average Remaining Life	5 months 26 days
September 27, 2024 [Member]
Share Capital (Details) - Schedule of Incentive Stock Options Outstanding [Line Items]
Options Outstanding	962
Exercise Price	$ 1,087.2
Weighted Average Remaining Life	8 months 26 days
October 22, 2024 [Member]
Share Capital (Details) - Schedule of Incentive Stock Options Outstanding [Line Items]
Options Outstanding	52
Exercise Price	$ 967.2
Weighted Average Remaining Life	9 months 21 days
July 24, 2025 [Member]
Share Capital (Details) - Schedule of Incentive Stock Options Outstanding [Line Items]
Options Outstanding	556
Exercise Price	$ 715.2
Weighted Average Remaining Life	1 year 6 months 21 days
July 31, 2025 [Member]
Share Capital (Details) - Schedule of Incentive Stock Options Outstanding [Line Items]
Options Outstanding	546
Exercise Price	$ 715.2
Weighted Average Remaining Life	1 year 6 months 29 days
August 10, 2025 [Member]
Share Capital (Details) - Schedule of Incentive Stock Options Outstanding [Line Items]
Options Outstanding	52
Exercise Price	$ 715.2
Weighted Average Remaining Life	1 year 7 months 9 days
June 1, 2026 [Member]
Share Capital (Details) - Schedule of Incentive Stock Options Outstanding [Line Items]
Options Outstanding	236
Exercise Price	$ 1,689.6
Weighted Average Remaining Life	2 years 5 months 1 day
June 29, 2026 [Member]
Share Capital (Details) - Schedule of Incentive Stock Options Outstanding [Line Items]
Options Outstanding	44
Exercise Price	$ 1,356
Weighted Average Remaining Life	2 years 6 months
August 19, 2026 [Member]
Share Capital (Details) - Schedule of Incentive Stock Options Outstanding [Line Items]
Options Outstanding	1,501
Exercise Price	$ 1,008
Weighted Average Remaining Life	2 years 7 months 20 days
May 10, 2027 [Member]
Share Capital (Details) - Schedule of Incentive Stock Options Outstanding [Line Items]
Options Outstanding	13
Exercise Price	$ 189.6
Weighted Average Remaining Life	3 years 4 months 9 days
August 17, 2027 [Member]
Share Capital (Details) - Schedule of Incentive Stock Options Outstanding [Line Items]
Options Outstanding	3,212
Exercise Price	$ 96
Weighted Average Remaining Life	3 years 7 months 17 days
September 20, 2027 [Member]
Share Capital (Details) - Schedule of Incentive Stock Options Outstanding [Line Items]
Options Outstanding	140
Exercise Price	$ 55.2
Weighted Average Remaining Life	3 years 8 months 19 days
February 13, 2028 [Member]
Share Capital (Details) - Schedule of Incentive Stock Options Outstanding [Line Items]
Options Outstanding	21,218
Exercise Price	$ 14.4
Weighted Average Remaining Life	4 years 1 month 13 days